Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Schedule of Cash and Cash Equivalents

	December 31, 2021		December 31, 2020
Cash and bank balances	Ps.	32,145	Ps.	43,990
Cash equivalents (see Note 3.5)		65,262		63,634
	Ps.	97,407	Ps.	107,624